Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were available to issue. Based upon this review, the Company has not identified any subsequent events that would have required adjustment or disclosure in the condensed financial statements.